UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 33,147,512	¥ 238,121,784	¥ (121,736,563)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	16,219	116,515	434,622
Amortization of operating lease right-of-use assets	94,249	677,060	550,182
Allowance (recovery) for credit loss	(81,394)	(584,713)	590,534
Deferred tax expense	(0)		2,931,447
Gain from short term investments	(29,835,711)	(214,330,795)	(2,682,181)
Change in fair value of warrant liabilities			(61,339)
Stock compensation expense	(0)		954,086
Change in operating assets and liabilities:
Accounts receivable	(303,653)	(2,181,351)	(13,693,741)
Prepayment and other current assets	324,649	2,332,180	3,857,610
Inventories	24,263	174,296	124,990
Prepayments and deposits	(0)		(1,000)
Accounts payable	35,811	257,252	6,576,140
Operating lease liabilities	(97,091)	(697,470)	(537,432)
Contract liabilities	(331,285)	(2,379,853)	(1,687,883)
Other payables and accrued liabilities	222,072	1,595,296	2,238,039
Taxes payable	(4,526)	(32,516)	(589,661)
Net cash (used in) provided by operating activities	3,211,115	23,067,685	(122,732,150)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	(73,000,000)	(522,577,800)	(106,973,268)
Purchases of property and equipment	(4,134)	(29,694)	(11,927)
Redemption of short-term investments	20,000,000	143,172,000
Net cash used in investing activities	(53,004,134)	(379,435,494)	(106,985,195)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from convertible bonds	154,560,000	1,106,433,216	733,797,421
Repayments of bank loans	(346,618)	(2,490,000)	(3,389,020)
Proceeds from bank loans	90,483	650,000	3,240,000
Net cash provided by financing activities	154,303,865	1,104,593,216	733,648,401
Effect of exchange rate on cash and cash equivalents	30,297	(3,387,011)	98,775
Change in cash and cash equivalents	104,541,143	744,838,396	504,029,831
Cash and cash equivalents, at beginning of period	118,450,620	851,470,436	126,037,538
Cash and cash equivalents, at end of period	222,991,763	1,596,308,832	630,067,369
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,488	10,692	1,058
Cash paid for interest	9,536	68,504	54,476
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible bonds exercise the right of conversion	(147,200,000)	(1,053,745,920)	(700,250,861)
Initial recognition of right-of-use assets and lease liabilities			¥ 90,465